Consolidated Statements of Comprehensive Income (Loss) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net earnings	27,302	18,394
Other comprehensive income (loss), before tax:
Increase in unfunded pension obligation (note 1(q) )	(48)
Foreign currency translation adjustment	4,272	(13,528)
Other comprehensive income, before tax:	4,224	(51,133)
Income tax expense related to items of other comprehensive income
Other comprehensive income (loss), net of tax:	4,224	(51,133)
Comprehensive income (Loss)	31,526	(32,739)
Comprehensive income attributable to the non-controlling interest	4,810	(444)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp	26,716	(33,183)
Adjustments for Change in Accounting Principle
Other comprehensive income (loss), before tax:
Foreign currency translation adjustment		(37,605)